Document and Entity Information	0 Months Ended
Mar. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2014
Registrant Name	USA MUTUALS
Central Index Key	0001137095
Amendment Flag	false
Document Creation Date	Jul. 25, 2014
Document Effective Date	Jul. 29, 2014
Prospectus Date	Jul. 29, 2014
USA Mutuals Barrier Fund | USA Mutuals Barrier Fund - Investor Class
Risk/Return:
Trading Symbol	VICEX
USA Mutuals Barrier Fund | USA Mutuals Barrier Fund - Class A
Risk/Return:
Trading Symbol	VICAX
USA Mutuals Barrier Fund | USA Mutuals Barrier Fund - Class C
Risk/Return:
Trading Symbol	VICCX
USA Mutuals Barrier Fund | USA Mutuals Barrier Fund - Institutional Class
Risk/Return:
Trading Symbol	VICVX
Investor Class Prospectus | USA Mutuals Generation Wave Growth Fund | USA Mutuals Generation Wave Growth Fund - Investor Class
Risk/Return:
Trading Symbol	GWGFX